Subsequent Events (Details)	Oct. 13, 2021 USD ($)
Subsequent Events (Details) [Line Items]
Less than amount	$ 50,000
Accrue interest percentage	2.00%
Three Senior Promissory Notes [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount	$ 750,000